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                         SUPPLEMENT DATED JULY 27, 2000
                        TO PROSPECTUS DATED MAY 1, 2000

                                       OF

                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO
                       INTERNATIONAL SMALL CAP PORTFOLIO
                           EUROPEAN EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

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The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Global Equity, International Equity and European Equity Portfolios. Alastair Anderson no longer serves as a Portfolio Manager of the European Equity Portfolio. Willem Vinke and Nathalie Degans have joined the investment team and now share primary responsibility for managing the assets of the European Equity Portfolio. In addition, effective July 31, 2000, Richard Boon will no longer serve as a Portfolio Manager of the Global Equity Portfolio and Kate Cornish-Bowden will no longer serve as Portfolio Manager of the International Equity Portfolio. Accordingly, effective immediately the paragraph "EUROPEAN EQUITY PORTFOLIO" and, effective July 31, 2000, the paragraphs "GLOBAL EQUITY PORTFOLIO" AND "INTERNATIONAL EQUITY PORTFOLIO" on pages 9 and 10 are hereby deleted and replaced with the following:

GLOBAL EQUITY PORTFOLIO
FRANCES CAMPION, MANAGING DIRECTOR AND PAUL BOYNE, PRINCIPAL
Frances Campion joined MSDW Investment Management Group in 1990 as a Global Equity Fund Manager. Her responsibilities include day-to-day management of the Global Equity product. Ms. Campion is a graduate of University College, Dublin. Paul Boyne joined MSDW Investment Management in 1993. Prior to joining MSDW Investment Management Group, he was a Chartered Accountant with Grant Thorton International in Dublin. Mr. Boyne is a graduate of University College, Dublin.

INTERNATIONAL EQUITY PORTFOLIO
DOMINIC CALDECOTT, MANAGING DIRECTOR, PETER WRIGHT, MANAGING DIRECTOR, WILLIAM LOCK, PRINCIPAL AND WALTER RIDDELL, RESEARCH ANALYST
Dominic Caldecott is the Chief Investment Officer of Morgan Stanley Dean Witter Investment Management Limited. Prior to joining Morgan Stanley in 1986, he worked with GT Management Group in Tokyo and Hong Kong, specializing in Pacific Basin investment management. Mr. Caldecott is a graduate of New College, Oxford, England. Peter Wright joined MSDW Investment Management Group in 1996 as a Senior Portfolio Manager with the Core International Equity Program. From 1993 to 1996 he was an Investment Director and Portfolio Manager with the State of Wisconsin Investment Board responsible for managing the agency's $2.5 billion International Equity portfolio. Mr. Wright is a graduate of Victoria University of Wellington, New Zealand. William Lock joined MSDW Investment Management Group in 1994 as an Equity Analyst with principal responsibility for international equity research and selection. Prior to 1994, he was a member of CS First Boston's Corporate Finance Group and a Management Consultant with Arthur D. Little. Mr. Lock graduated from Keble College, Oxford. Walter Riddell joined MSDW Investment Management Group in 1995 as a member of the International Team. Mr. Riddell graduated from Oxford in 1995 with a History degree.
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EUROPEAN EQUITY PORTFOLIO
MARGARET NAYLOR, MANAGING DIRECTOR, AMR DIAB, VICE PRESIDENT, WILLEM VINKE, PRINCIPAL AND NATHALIE DEGANS, PRINCIPAL
Information about Margaret Naylor, William Vinke and Nathalie Degans is included under the International Small Cap Portfolio above. Amr Diab joined MSDW Investment Management Group in 1997. From 1993 to 1997, he was part of Morgan Stanley Dean Witter & Co.'s Investment Banking Division and strategic planning team in New York. Prior to that time, he worked as a Business Development Manager with Projects and Investment Consulting Co. from 1992 to 1993. Mr Diab is a graduate of the American University in Cairo, Egypt.
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